SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Narrative) (Details)	6 Months Ended	12 Months Ended			18 Months Ended	24 Months Ended	12 Months Ended
	Jun. 30, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2013 ILS	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2011 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member]	Dec. 31, 2011 Convertible Subordinated Notes Series B [Member]
Supplementary Financial Statement Information [Line Items]
Allowance for doubtful accounts		$ 57,000
Inventory reduction		2,286,000	849,000
Other income				369,000
Revenue from related parties	24,000
Executive salary					89,000	59,630
Salary reduction percentage						33.00%
Social benefits, percentage of base salary		35.00%
Bonus, percentage of sales		0.25%
Anti-dilutive securities							4,752,023	5,326,823	1,285,640	4,044,785	9,131,872	5,099,957	2,529,771	2,529,771	2,529,771	2,173,825	3,077,900